Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000241225
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap ETF
Trading Symbol	TMSL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small-Mid Cap ETF (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 2,699,673,000
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,699,673 Number of Portfolio Holdings300 Portfolio Turnover Rate28.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	22.3%
Health Care	16.7
Financials	16.0
Information Technology	15.9
Consumer Discretionary	8.4
Materials	5.5
Real Estate	5.4
Energy	5.1
Utilities	2.0
Other	2.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Popular	1.2%
Middleby	1.1
East West Bancorp	1.0
nVent Electric	1.0
Axis Capital Holdings	1.0
Tenet Healthcare	0.9
Rambus	0.9
Guardant Health	0.8
Acuity	0.8
MKS	0.8

Material Fund Change [Text Block]